CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash flows from operating activities	$ 2,017,702	¥ 13,127,777	¥ 11,530,400	¥ 7,317,746
Investing activities
Purchases of intangible assets	(64,277)	(418,203)	(286,282)	(34,610)
Purchases of property, plant and equipment	(1,358,304)	(8,837,523)	(6,242,999)	(9,198,815)
Purchase of land use rights	(9,101)	(59,215)	(20,963)	(139,624)
Purchases of investment properties			(41,982)
Proceeds from disposal of property, plant and equipment	70,847	460,955	271,609	805,764
Proceeds from disposal of intangible assets	1,803	11,730
Proceeds from disposal of land use rights	895	5,824		554,554
Proceeds from disposal of an associate				1,857,993
Cash consideration paid for business combinations under common control	(27,181)	(176,848)	(2,456,512)	(30,000)
Proceeds from disposal and deemed disposal of subsidiaries and business, net of cash	865,515	5,631,298	6,200,670	4,839,699
Interest received from unpaid disposal proceeds	18,073	117,586	353,665	389,758
Interest received from loans and borrowings to others	18,139	118,015	31,657	14,639
Acquisition of a subsidiary	39,216	255,152
Investments in joint ventures	(2,369)	(15,414)	(1,134,512)	(10,263)
Investments in associates	(131,767)	(857,317)	(30,000)	(1,365,230)
Prepaid equity investment				(150,000)
Purchase of available for sale equity investments	(284,032)	(1,848,000)
Purchase of non-controlling interest	(217,219)	(1,413,289)
Proceeds from dividends and disposal of available-for-sale investments	19,141	124,536	490,309	4,449,249
Dividend received	6,910	44,960	65,083	320,857
(Increase)/ decrease in time deposits	11,174	72,700	(21,700)	(42,500)
Cash paid for settlement of futures, options and forward foreign exchange contracts, net	14,398	93,677	(2,006,583)	(680,685)
Loans to related parties	(245,915)	(1,600,000)	(547,957)	(140,000)
Loans repaid by related parties	155,260	1,010,169	213,354	111,000
Asset-related government grants received	22,413	145,825	164,547	840,769
Net cash flows from/(used in) investing activities	(1,096,381)	(7,133,382)	(4,998,596)	2,392,555
Financing activities
Proceeds from a gold leasing arrangement	1,199,466	7,804,083	3,000,000
Repayments of gold leasing arrangement	(614,789)	(4,000,000)
Proceeds from issuance of bonds and notes, net of issuance costs	534,643	3,478,550	11,070,660	20,988,166
Repayments of senior perpetual securities	(445,093)	(2,895,910)
Proceeds from issuance of perpetual securities, net of issuance costs			3,513,068	2,000,000
Repayments of bonds and notes	(2,505,264)	(16,300,000)	(13,500,000)	(32,000,000)
Distribution paid for other equity instruments	(77,146)	(501,933)	(434,762)	(297,766)
Drawdown of short-term and long-term loans	12,837,365	83,523,749	44,691,924	56,113,052
Repayments of short-term and long-term loans	(12,091,889)	(78,673,459)	(48,648,566)	(59,503,290)
Proceeds from sale and leaseback finance leases, net of deposit and transaction costs	153,703	1,000,036	1,527,085	5,657,694
Finance lease instalment paid	(378,441)	(2,462,250)	(1,580,986)	(472,902)
Proceeds from issuance of A shares, net of issuance cost				7,897,472
Capital injection from non-controlling shareholders	1,954,684	12,717,761	1,838,540	261,000
Dividends paid by subsidiaries to non-controlling shareholders	(47,564)	(309,465)	(20,481)	(20,045)
Interest paid	(801,844)	(5,217,040)	(5,128,402)	(6,071,394)
Net cash flows used in financing activities	(282,169)	(1,835,878)	(3,671,920)	(5,448,013)
Net increase in cash and cash equivalents	639,152	4,158,517	2,859,884	4,262,288
Cash and cash equivalents at beginning of year	3,660,104	23,813,736	20,762,306	16,385,252
Effect of foreign exchange rate changes, net	(34,054)	(221,567)	191,546	114,766
Cash and cash equivalents at December 31	$ 4,265,202	¥ 27,750,686	¥ 23,813,736	¥ 20,762,306